Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventories
Raw materials	$ 27,231	$ 27,392
Finished goods	26,644	29,298
Total	$ 53,875	$ 56,690